Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,480	£ 2,145
Description of valuation techniques used to measure fair value less costs of disposal	Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal.
Perpetuity growth rate	2.00%	2.00%
Description of management's approach to determining values assigned to key assumptions	Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in English Language Learning and Workforce Skills – in part due to contribution from new acquisitions, stabilisation and recovery in Higher Education, growth in Virtual Learning - albeit impacted by the unwinding of COVID-19 enrolments and school churn in Virtual Schools in the short term, and steady growth in Assessments and Qualifications. The sales forecasts use average nominal growth rates of low-mid single digits for mature businesses in mature markets and double digit growth where there is significant organic and inorganic investment. The Virtual Learning CGU assumes low-single digit growth for Virtual Schools, and delivery of existing contracts in OPM which is under strategic review.
Decrease of adjusted operating profit per annum	£ 8
Recoverable amount of asset or cash-generating unit	82
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	32	£ 25	£ 22
Operating expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	147	138	158
Impairment		4	12
Impairment of intangible assets
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment		4
Impairment of intangible assets
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,480	2,145
Description of accounting of goodwill prior to adoption of IFRS	For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased).
Customer Lists Contracts And Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment			2
Impairment of intangible assets
Other Intangibles Acquired [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment			£ 10
Impairment of intangible assets
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate	0.80%	2.00%
Pretax discount rate	11.60%	8.90%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate	3.50%	5.00%
Pretax discount rate	12.00%	17.10%
Discount rate applied to cash flow projections	12.80%